Victory Portfolios

15935 La Cantera Parkway

San Antonio, Texas 78256

November 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios

File Nos. 33-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to each of the series portfolios of the Registrant with fiscal year-end June 30, 2026 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectuses and statements of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 211 under the

Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration

Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2026, accession number 0001193125-26-432092.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Portfolios

By: /s/ Thomas Reyes

Thomas Reyes

Assistant Secretary